UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JULY 31, 2012

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.0%
Bridgestone Corp.	91,236	$2,079,889

Automobiles - 0.9%
Daimler AG, Registered Shares	36,840	1,845,300

Hotels, Restaurants & Leisure - 3.7%
Carnival PLC	108,900	3,667,471
Greene King PLC	422,103	3,964,148

Total Hotels, Restaurants & Leisure		7,631,619

Household Durables - 2.9%
Electrolux AB	120,190	2,730,526
Techtronic Industries Co., Ltd.	2,438,650	3,301,975

Total Household Durables		6,032,501

Internet & Catalog Retail - 0.9%
Dena Co., Ltd.	81,002	1,764,677

Leisure Equipment & Products - 0.1%
Li Ning Co., Ltd.	498,070	256,913

Media - 3.7%
Lagardere SCA	51,790	1,400,619
Publicis Groupe SA	76,800	3,789,710
WPP PLC	201,060	2,547,074

Total Media		7,737,403

Multiline Retail - 1.3%
Myer Holdings Ltd.	1,401,428	2,695,153

Specialty Retail - 2.9%
Esprit Holdings Ltd.	503,700	610,569
JUMBO SA	136,450	508,701	*
SHIMAMURA Co., Ltd.	30,600	3,564,288
Tom Tailor Holding AG	70,850	1,219,997

Total Specialty Retail		5,903,555

Textiles, Apparel & Luxury Goods - 0.4%
Anta Sports Products Ltd.	1,328,360	745,144

TOTAL CONSUMER DISCRETIONARY		36,692,154

CONSUMER STAPLES - 5.4%
Beverages - 1.9%
Anheuser-Busch InBev NV, Strip VVPR	72,800	179	*
C&C Group PLC	890,314	3,888,820

Total Beverages		3,888,999

Food Products - 3.5%
Aryzta AG	81,140	4,034,976	*
Marine Harvest ASA	4,811,230	3,216,772	*

Total Food Products		7,251,748

TOTAL CONSUMER STAPLES		11,140,747

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Cairn Energy PLC	430,261	1,935,384	*
Canadian Natural Resources Ltd.	116,660	3,181,584
Royal Dutch Shell PLC, Class A Shares	59,361	2,023,876
Total SA	4	185

TOTAL ENERGY		7,141,029

FINANCIALS - 17.0%
Capital Markets - 5.5%
F&C Asset Management PLC	4,126,384	5,693,206
Man Group PLC	2,305,240	2,878,767
UBS AG, Registered Shares	271,981	2,866,623	*

Total Capital Markets		11,438,596

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 4.7%
Banco Santander SA	696,137	$4,239,807
Barclays PLC	1,296,468	3,414,882
HSBC Holdings PLC	245,880	2,058,201

Total Commercial Banks		9,712,890

Diversified Financial Services - 0.5%
Eurazeo	24,654	984,044

Insurance - 3.8%
AXA SA	262,796	3,217,274
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	16,970	2,413,715
Royal & Sun Alliance Insurance Group PLC	1,278,950	2,183,665

Total Insurance		7,814,654

Real Estate Management & Development - 2.5%
Cheung Kong Holdings Ltd.	184,000	2,420,210
GAGFAH SA	271,500	2,790,349	*

Total Real Estate Management & Development		5,210,559

TOTAL FINANCIALS		35,160,743

HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.8%
Nobel Biocare Holding AG, Registered Shares	177,090	1,631,593	*

Health Care Providers & Services - 2.3%
Rhoen-Klinikum AG	221,840	4,776,658

Pharmaceuticals - 4.5%
Bayer AG, Registered Shares	45,270	3,448,399
H. Lundbeck A/S	109,330	2,169,192
Teva Pharmaceutical Industries Ltd., ADR	89,140	3,644,935

Total Pharmaceuticals		9,262,526

TOTAL HEALTH CARE		15,670,777

INDUSTRIALS - 20.0%
Aerospace & Defense - 3.3%
Qinetiq Group PLC	1,059,300	2,781,880
Safran SA	64,960	2,205,579
Thales SA	60,164	1,886,547

Total Aerospace & Defense		6,874,006

Airlines - 2.1%
easyJet PLC	495,247	4,356,014

Commercial Services & Supplies - 7.1%
Loomis AB, Class B Shares	308,770	3,893,308
Mitie Group PLC	554,110	2,357,819
Newalta Corp.	251,500	3,119,769
Shanks Group PLC	2,005,880	2,467,189
Séché Environnement	79,610	2,742,660

Total Commercial Services & Supplies		14,580,745

Electrical Equipment - 0.3%
Bekaert NV	27,130	701,997

Industrial Conglomerates - 2.6%
Orkla ASA	267,480	1,914,391
Rheinmetall AG	20,100	1,007,048
Siemens AG, Registered Shares	29,190	2,481,752

Total Industrial Conglomerates		5,403,191

Marine - 0.5%
Irish Continental Group PLC	55,700	1,023,887

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Professional Services - 3.0%
Adecco SA	52,600	$2,316,706	*
Teleperformance	157,010	3,873,360

Total Professional Services		6,190,066

Transportation Infrastructure - 1.1%
Yuexiu Transport Infrastructure Ltd.	2,356,510	1,139,556
Zhejiang Expressway Co., Ltd., Class H Shares	1,495,080	1,079,661

Total Transportation Infrastructure		2,219,217

TOTAL INDUSTRIALS		41,349,123

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.7%
Telefonaktiebolaget LM Ericsson, Class B Shares	382,090	3,562,087

Electronic Equipment, Instruments & Components - 2.9%
Ingenico SA	76,475	4,097,830
Murata Manufacturing Co., Ltd.	38,401	1,929,266

Total Electronic Equipment, Instruments & Components		6,027,096

IT Services - 5.1%
Accenture PLC, Class A Shares	49,880	3,007,764
Amadeus IT Holding SA, Class A Shares	40,460	875,416
Indra Sistemas SA	236,010	2,094,559
ITOCHU Techno-Solutions Corp.	87,460	4,533,926

Total IT Services		10,511,665

Software - 1.0%
Square Enix Co., Ltd.	132,311	2,054,313

TOTAL INFORMATION TECHNOLOGY		22,155,161

MATERIALS - 7.8%
Chemicals - 2.7%
Akzo Nobel NV	68,774	3,715,220
Symrise AG	59,440	1,869,329

Total Chemicals		5,584,549

Construction Materials - 1.1%
HeidelbergCement AG	49,000	2,282,564

Containers & Packaging - 2.1%
Rexam PLC	626,620	4,268,729

Metals & Mining - 1.9%
Barrick Gold Corp.	84,020	2,762,578
Voestalpine AG	44,240	1,205,688

Total Metals & Mining		3,968,266

TOTAL MATERIALS		16,104,108

TELECOMMUNICATION SERVICES - 3.4%
Wireless Telecommunication Services - 3.4%
China Mobile Ltd., ADR	119,790	6,962,195

UTILITIES - 0.5%
Electric Utilities - 0.5%
E.ON AG	51,550	1,100,460

TOTAL COMMON STOCKS (Cost - $194,812,905)		193,476,497

PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
ProSiebenSat.1 Media AG	97,560	2,052,646

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY			SHARES	VALUE
FINANCIALS - 1.1%
Commercial Banks - 1.1%
Itau Unibanco Banco Multiple SA, ADR			142,080	$2,246,285

TOTAL PREFERRED STOCKS (Cost - $4,121,226)				4,298,931

		EXPIRATION DATE
RIGHTS - 0.1%
Banco Santander SA (Cost - $129,557)		8/1/12	696,137	132,495	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $199,063,688)				197,907,923

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.4%
Repurchase Agreements - 4.4%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity - $9,033,043; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value - $9,213,695) (Cost - $9,033,000)	0.170%	8/1/12	$9,033,000	9,033,000

TOTAL INVESTMENTS - 100.2% (Cost - $208,096,688#)				206,940,923
Liabilities in Excess of Other Assets - (0.2)%				(325,119)

TOTAL NET ASSETS - 100.0%				$206,615,804

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
Strip VVPR	— Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

Summary of Investments by Country**

United Kingdom	21.5%
Germany	11.8
France	11.7
Japan	7.7
Hong Kong	6.4
Switzerland	5.2
Sweden	4.9
Canada	4.4
Ireland	3.8
Spain	3.5
Netherlands	2.8
Norway	2.5
Israel	1.8
China	1.6
Luxembourg	1.4
Australia	1.3
Brazil	1.1
Denmark	1.0
Austria	0.6
Belgium	0.3
Greece	0.3
Short Term-Investments	4.4

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$193,476,497	—	—	$193,476,497
Preferred stocks	4,298,931	—	—	4,298,931
Rights	132,495	—	—	132,495

Total long-term investments	$197,907,923	—	—	$197,907,923

Short-term investments†	—	$9,033,000	—	$9,033,000

Total investments	$197,907,923	$9,033,000	—	$206,940,923

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,665,733
Gross unrealized depreciation	(23,821,498)

Net unrealized depreciation	$(1,155,765)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012